Long Term Debt - Covenants (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				3 Months Ended					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Mar. 28, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 11, 2013 Sakura Princess and other vessels sold in previous years	Jun. 30, 2013 Loans Not In Compliance With Value To Loan Ratio [Member]	Jun. 30, 2013 Minimum Liquidity Covenant Requirement [Member]	Dec. 31, 2012 Minimum Liquidity Covenant Requirement [Member]	Dec. 31, 2012 Waived Rights For Loan Agreement [Member]	Dec. 31, 2011 Loan Of Subsidiary [Member]	Jun. 30, 2013 Reclassified to Current Liabilities Covenant Requirement [Member]
Long Term Debt [Line Items]
Cash and cash equivalents	$ 141,119	$ 175,708		$ 144,297	$ 212,679			$ 81,807	$ 99,375
Debt at Carrying amount	1,438,651			1,442,427			448,946
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders' prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $79,210 at June 30, 2013 and $99,375 at December 31, 2012, a minimum hull value in connection with the vessels' outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.
Debt Instrument Covenant Compliance	As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014, for those loans that were not compliant in respect of the value-to-loan covenant, certain lenders formally waived their rights, while the remainder did not seek immediate remedial action. As of December 31, 2012, the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012 and June 30, 2013. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the December 31, 2012 and June 30, 2013 consolidated balance sheet in accordance with ASC 470-10.										As of December 31, 2011, a subsidiary, in which the Company has 51% interest, was not in compliance with the leverage ratio required by its loan. In this respect on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waived the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 2012. On April 8, 2013 the waiver period was extended to June 30, 2014 (inclusive).
Potential Prepayment												40,665
Outstanding balance of loans under waivers										34,855
Interest in subsidiary		51.00%
Prepayment on loan			5,050
Repayment of loan						26,815
Working capital deficit	$ 56,100			$ 51,100